Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of deferred tax liabilites
The movements in deferred tax liabilities during the years are as follows:

Intangible assets
HK$

At January 1, 2021 and December 31, 2021	—
Acquisitions of subsidiaries (Note 34)	27,681,459
Deferred tax credit to profit or loss during the year (Note 9)	(1,896,006)

At December 31, 2022	25,785,453